BALANCE SHEET COMPONENTS - Allowance For Credit Loss and Sales Returns (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Allowance for doubtful accounts
Balance at Beginning of Period	$ 2,767	$ 4,250
Charges (Releases) to Expense	2,548	353
Deductions	(1,547)	(1,836)
Balance at End of Period	3,768	2,767
Allowance for sales returns
Balance at Beginning of Period	501	604
Charges (Releases) to Expense	(142)	(103)
Deductions	0	0
Balance at End of Period	$ 359	$ 501